Shareholder Report, Average Annual Return (Details) 195065_Column Mid Cap Select Fund_TF_TSR Annual {TF}	12 Months Ended	33 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Column Mid Cap Select Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Column Mid Cap Select Fund
Average Annual Return, Percent	11.96%	11.42%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	20.38%	22.08%
Russell Midcap Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Total Return Index
Average Annual Return, Percent	17.94%	17.79%